Document and Entity Information	0 Months Ended
Oct. 10, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 10, 2014
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Oct. 10, 2014
Document Effective Date	Oct. 10, 2014
Prospectus Date	Oct. 10, 2014
Victory Integrity Micro-Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	MMEAX
Victory Integrity Micro-Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	MMECX
Victory Integrity Micro-Cap Equity Fund | Class R
Risk/Return:
Trading Symbol	MMERX
Victory Integrity Micro-Cap Equity Fund | Class Y
Risk/Return:
Trading Symbol	MMEYX
Victory Integrity Mid-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	MAIMX
Victory Integrity Mid-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	MYIMX
Victory Integrity Small/Mid-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	MAISX
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	MYISX
Victory Integrity Small-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	VSCVX
Victory Integrity Small-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	MCVSX
Victory Integrity Small-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	MRVSX
Victory Integrity Small-Cap Value Fund | Class R6
Risk/Return:
Trading Symbol	MVSSX
Victory Integrity Small-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVIX
Victory Munder Emerging Markets Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	MAEMX
Victory Munder Emerging Markets Small-Cap Fund | Class Y
Risk/Return:
Trading Symbol	MYEMX
Victory Munder Growth Opportunities Fund | Class A
Risk/Return:
Trading Symbol	MNNAX
Victory Munder Growth Opportunities Fund | Class C
Risk/Return:
Trading Symbol	MNNCX
Victory Munder Growth Opportunities Fund | Class R
Risk/Return:
Trading Symbol	MNNRX
Victory Munder Growth Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	MNNYX
Victory Munder Index 500 Fund | Class A
Risk/Return:
Trading Symbol	MUXAX
Victory Munder Index 500 Fund | Class R
Risk/Return:
Trading Symbol	MUXRX
Victory Munder Index 500 Fund | Class Y
Risk/Return:
Trading Symbol	MUXYX
Victory Munder International Fund-Core Equity | Class A
Risk/Return:
Trading Symbol	MAICX
Victory Munder International Fund-Core Equity | Class C
Risk/Return:
Trading Symbol	MICCX
Victory Munder International Fund-Core Equity | Class I
Risk/Return:
Trading Symbol	MICIX
Victory Munder International Fund-Core Equity | Class Y
Risk/Return:
Trading Symbol	MICYX
Victory Munder International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	MISAX
Victory Munder International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	MCISX
Victory Munder International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	MISIX
Victory Munder International Small-Cap Fund | Class R6
Risk/Return:
Trading Symbol	MSSIX
Victory Munder International Small-Cap Fund | Class Y
Risk/Return:
Trading Symbol	MYSIX
Victory Munder Mid-Cap Core Growth Fund | Class A
Risk/Return:
Trading Symbol	MGOAX
Victory Munder Mid-Cap Core Growth Fund | Class C
Risk/Return:
Trading Symbol	MGOTX
Victory Munder Mid-Cap Core Growth Fund | Class R
Risk/Return:
Trading Symbol	MMSRX
Victory Munder Mid-Cap Core Growth Fund | Class R6
Risk/Return:
Trading Symbol	MGOSX
Victory Munder Mid-Cap Core Growth Fund | Class Y
Risk/Return:
Trading Symbol	MGOYX
Victory Munder Total Return Bond Fund | Class A
Risk/Return:
Trading Symbol	MUCAX
Victory Munder Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	MUCCX
Victory Munder Total Return Bond Fund | Class Y
Risk/Return:
Trading Symbol	MUCYX